SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2025
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPC Holdings and the partnership’s subsidiaries other than the Fincos and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2025 US$ MILLIONS	Our partnership(2)	The Fincos	BIPC Holdings	Subsidiaries of our partnership other than the Fincos and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$5,429	$5,429
Net (loss) income attributable to partnership(1)	(6)	—	—	69	6	69

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2024
Revenues	$—	$—	$—	$—	$5,138	$5,138
Net (loss) income attributable to partnership(1)	(38)	—	—	8	38	8

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2025 US$ MILLIONS
Revenues	$—	$—	$—	$—	$10,821	$10,821
Net income (loss) attributable to partnership(1)	20	—	—	194	(20)	194

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2024
Revenues	$—	$—	$—	$—	$10,325	$10,325
Net income (loss) attributable to partnership(1)	18	—	—	178	(18)	178

AS OF JUNE 30, 2025
Current assets	$—	$—	$—	$—	$12,166	$12,166
Non-current assets	5,560	—	5,251	8,321	77,393	96,525
Current liabilities	—	—	—	—	13,769	13,769
Non-current liabilities	—	3,730	1,102	—	60,441	65,273
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	1,830	1,830
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,273	1,273
Exchangeable units(5)	—	—	—	—	54	54
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	20,909	20,909
Preferred unitholders	—	—	—	—	822	822

AS OF DECEMBER 31, 2024
Current assets	$—	$—	$—	$—	$9,607	$9,607
Non-current assets	5,915	—	4,962	8,530	75,576	94,983
Current liabilities	—	—	—	—	10,903	10,903
Non-current liabilities	—	3,392	815	—	59,627	63,834
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	1,926	1,926
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,355	1,355
Exchangeable units(5)	—	—	—	—	62	62
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	20,568	20,568
Preferred unitholders	—	—	—	—	918	918
1.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., US Holdco, and BIP Bermuda Holdings I Limited and BI LLC under the equity method except for US Holdco’s investment in BI LLC, which is presented on a combined basis as BI LLC is a guarantor of the notes issued after July 27, 2023. For the three and six-month periods ended June 30, 2025 and 2024, the presentation of US Holdco’s investment in BI LLC on a combined basis was equivalent to its presentation under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.